Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-Based Payment Arrangements
29.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee restricted stock awards
The issuance of employee restricted stock awards (RSAs) for year 2021 of no more than 2.6 million common shares has been approved by TSMC’s shareholders’ meeting held on July 26, 2021. The grants will be made free of charge. Under the aforementioned resolution, TSMC’s Board of Directors approved the issuance of RSAs of 1.4 million shares. The grant date and the issuance date will be on March 1, 2022.
Vesting conditions of the aforementioned arrangement are as follow:

1)	The RSAs granted to a key management personnel can only be vested if

•	the key management personnel remains employed by TSMC on the last date of each vesting period;

•	during the vesting period, the key management personnel may not breach any agreement with the TSMC or violate the TSMC’s work rules; and

•	certain key management personnel performance metrics and the TSMC’s business performance metrics are met.

2)
The maximum percentage of granted RSAs that may be vested each year shall be as follows:
one-year
anniversary of the grant: 50%;
two-year
anniversary of the grant: 25%; and three-year anniversary of the grant: 25%; provided that the actual percentage and number of the RSAs to be vested in each year will be calculated based on the achievement of the TSMC’s business performance metrics.

3)
The maximum number of RSAs that may be vested in each year will be set as 110%, among which 100% will be subject to a calculation based on the TSMC’s relative Total Shareholder Return (”TSR”, including capital gains and dividends) achievement to determine the number of RSAs to be vested; this number will be further subject to a modifier to increase or decrease up to 10% based on the Compensation Committee’s evaluation of the TSMC’s Environmental, Social, and Governance (”ESG”) achievements. The number of shares so calculated should be rounded down to the nearest integral.

TSMC’s TSR relative to the TSR of S&P 500 IT Index	Ratio of Shares to be Vested
Above the Index by X percentage points	50% + X * 2.5%, with the maximum of 100%
Equal to the Index	50%
Below the Index by X percentage points	50% - X * 2.5%, with the minimum of 0%
Restrictions imposed on the key management personnel’ rights in the RSAs before the vesting conditions are fulfilled:

1)
During each vesting period, no key management personnel granted RSAs, except for inheritance, may sell, pledge, transfer, give to another person, create any encumbrance on, or otherwise dispose of, any shares under the unvested RSAs.

2)
Before the vesting conditions are fulfilled, the attendance, proposal rights, speech rights, voting rights and etc. shall be exercised by the engaged trustee/custodian on the key management personnel’s behalf. Any other shareholder rights including but not limited to the entitlement to any distribution regarding dividends, bonuses and capital reserve, and the subscription right of the new shares issued for any capital increase, are the same as those of holders of common shares of TSMC.

3)	Granted RSAs shall be deposited in a trust/custody account.
In April
 2022, TSMC’s Board of Directors approved the issuance of RSAs for year 2022 of no more than 3.1 million common shares. The grants will be made free of charge. The actual number of shares to be issued will be resolved by the Board of Directors after the RSAs is approved at the shareholders’ meeting and by the competent authority.
b.	Cash-settled share-based payment arrangements
In February 2022, TSMC executed a compensation plan to grant no more than 0.3 million units of employee cash-settled
share-based payment arrangement without consideration. One unit of the right represents a right to the market value of one TSMC’s common share when vested. The vesting conditions and the ratio of units to be vested for key management personnel of the plan are the same as the aforementioned RSAs for year 2021.